Operating Leases as Lessor	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Operating Leases as Lessor
16.	Operating Leases as Lessor

On March 25, 2014, the Company entered into an operating lease agreement to lease out certain of its buildings located in Shenzhen. The lease term originally was 3 years from May 1, 2014 to April 30, 2017. On March 21, 2016, the lease term was extended for six months to October 31, 2017. The lease contract is expired on October 31, 2017 and subsidiaries in Shenzhen will not have rental income in the following years.